Discontinued Operation (Details) ¥ in Millions	May 10, 2023 USD ($)	Dec. 16, 2020 USD ($)	Dec. 16, 2020 CNY (¥)
Discontinued Operation (Details) [Line Items]
Disposal Group, Including Discontinued Operation, Consideration		$ 726,781	¥ 5.0
Hexin E Commerce Company Limited [Member] | Discontinued Operations, Held-for-Sale [Member]
Discontinued Operation (Details) [Line Items]
Disposal Group, Including Discontinued Operation, Consideration | ¥			¥ 5.0
Subsequent Event [Member]
Discontinued Operation (Details) [Line Items]
Cash consideration | $	$ 215,000